Foreign Operations	12 Months Ended
Dec. 31, 2024
Foreign Operations
Foreign Operations

NOTE 17 – Foreign Operations

The Company’s operations are located primarily in the United States, Canada, and the Philippines. Revenues by geographic area are attributed by country of domicile of the Company’s subsidiaries. The financial data by geographic area are as follows (in thousands):

	United States	Canada	Philippines	Eliminations	Total
For the Year Ended December 31, 2024 (Successor)
Revenues by geographic area	$6,729	$413	$917	$(917)	$7,142
Operating loss by geographic area	$(11,732)	$(2,054)	$45	$-	$(13,741)
Net loss by geographic area	$(17,081)	$(2,368)	$41	$-	$(19,408)

For the Period from March 15, 2023, to December 31, 2023 (Successor):
Revenues by geographic area	$4,838	$908	$884	$(884)	$5,746
Operating income (loss) by geographic area	$(46,018)	$(2,380)	$190	$-	$(48,208)
Net income (loss) by geographic area	$(47,073)	$(2,332)	$188	$(21)	$(49,238)

For the Period from January 1, 2023, to March 14, 2023 (Predecessor):
Revenues by geographic area	$1,395	$285	$160	$(220)	$1,620
Operating income (loss) by geographic area	$(3,479)	$(905)	$3	$-	$(4,381)
Net income (loss) by geographic area	$(3,342)	$(1,041)	$3	$-	$(4,380)

As of December 31, 2024 (Successor)
Identifiable assets by geographic area	$31,087	$272	$444	$-	$31,803
Long lived assets by geographic area	$15,712	$175	$46	$-	$15,933
Goodwill by geographic area	$8,737	$-	$-	$-	$8,737

As of December 31, 2023 (Successor)
Identifiable assets by geographic area	$38,143	$627	$434	$(2,623)	$36,581
Long lived assets by geographic area	$18,269	$320	$148	$-	$18,737
Goodwill by geographic area	$8,737	$-	$-	$-	$8,737